                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09713

                    Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

 1221 Avenue of the Americas, New York, New York          10020
     (Address of principal executive offices)           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS INSTITUTIONAL MONEY TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended June 30, 2005

MARKET CONDITIONS

During the 12-month period ended June 30, 2005, the Federal Open Market Committee (the "Fed") continued the tightening it began on June 30, 2004 (the last day of the previous reporting period), and increased its target rate for federal funds with eight additional steps of 25 basis points each. As a result, the Fed increased that rate from 1.25 percent at the start of the period to 3.25 percent, a three-year high, at the close of the period.

PERFORMANCE ANALYSIS

As of June 30, 2005, Active Assets Institutional Money Trust had net assets of approximately $535 million and an average portfolio maturity of 34 days. For the 12-month period ended June 30, 2005, the Fund provided a total return of 2.09 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 3.09 percent and a current yield of 3.05 percent, while its 30-day moving average yield for June was 2.95 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities by reinvesting the proceeds of maturing short-term holdings at increased levels as rates climbed. We anticipate continuing this approach if rates continue to rise during the remainder of 2005.

PORTFOLIO COMPOSITION

Commercial Paper                            51.4%
Floating Rate Notes                         23.0
Repurchase Agreement                        19.1
Certificates of Deposit                      6.5

MATURITY SCHEDULE

  1 - 30 Days                              63.2%
 31 - 60 Days                              17.0
 61 - 90 Days                              11.8
 91 - 120 Days                              1.9
121 + Days                                  6.1

DATA AS OF JUNE 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING          ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                                -------------     -------------    ---------------
                                                                                                      01/01/05 -
                                                                  01/01/05           06/30/05          06/30/05
                                                                -------------     -------------    ---------------
Actual (1.28% return)                                             $  1,000.00      $   1,012.80       $      0.89
Hypothetical (5% annual return before expenses)                   $  1,000.00      $   1,023.64       $      0.89

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.18% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 179/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also noted that the Adviser had agreed to impose a cap on all expenses, excluding brokerage fees but including the management fee, of 0.20% a year. The Board concluded that as a result of the expense cap, the fees were sufficiently low that the Board did not need to consider adding breakpoints.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005

                                                       ANNUALIZED
 PRINCIPAL                                               YIELD
 AMOUNT IN                                             ON DATE OF          MATURITY
 THOUSANDS                 DESCRIPTION                  PURCHASE             DATES               VALUE
----------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (51.4%)
              ASSET-BACKED - AUTO (5.5%)
$    8,558    DaimlerChrysler Revolving Auto
               Conduit LLC Series A1                      3.26%            07/21/05          $   8,542,548
    11,000    FCAR Owner Trust                            3.15             08/04/05             10,967,587
    10,000    FCAR Owner Trust Series A1                  3.29             08/05/05              9,968,111
                                                                                             -------------
                                                                                                29,478,246
                                                                                             -------------
              ASSET-BACKED - CONSUMER (10.7%)
    10,000    Bryant Park Funding LLC*                    3.43             09/23/05              9,920,667
    10,000    Mont Blanc Capital Corp.*                   3.09             07/11/05              9,991,472
    10,000    Old Line Funding Corp.*                     3.25             08/02/05              9,971,200
    10,000    Park Avenue Rec Co. LLC*                    3.30             08/01/05              9,971,669
    10,000    Regency Markets No. 1 LLC*                  3.31             07/25/05              9,978,000
     7,310    Thames Asset Global Securitization*         3.11             07/07/05              7,306,223
                                                                                             -------------
                                                                                                57,139,231
                                                                                             -------------
              ASSET-BACKED - CORPORATE (3.8%)
    20,500    Atlantis One Funding*                    2.89 - 2.92    07/20/05 - 08/03/05       20,452,127
                                                                                             -------------
              ASSET-BACKED - MORTGAGES (0.9%)
     5,000    Mortgage Interest Networking Trust
               Series A1 P1                               3.16             07/08/05              4,996,938
                                                                                             -------------
              ASSET-BACKED - SECURITIES (15.9%)
    26,707    CC USA Inc.*                             3.14 - 3.16    07/25/05 - 08/08/05       26,636,675
    13,810    Dorada Finance Inc.*                     3.32 - 3.35    08/08/05 - 09/19/05       13,728,736
    10,000    Galaxy Funding Inc.*                        3.08             07/19/05              9,984,700
    22,549    Golden Fish LLC*                         3.28 - 3.33    07/21/05 - 07/22/05       22,506,323
    12,219    Scaldis Capital LLC*                     3.43 - 3.56    09/21/05 - 12/12/05       12,075,171
                                                                                             -------------
                                                                                                84,931,605
                                                                                             -------------
              BANKING (1.9%)
    10,000    LaSalle Bank Corp.                          3.21             08/26/05              9,950,533
                                                                                             -------------
              FINANCE - AUTOMOTIVE (1.9%)
    10,000    Toyota Motor Credit Corp.                   3.25             07/06/05              9,995,486
                                                                                             -------------
              FINANCIAL CONGLOMERATES (0.9%)
     5,000    General Electric Capital Corp.              3.58             12/19/05              4,916,400
                                                                                             -------------
              FOREIGN GOVERNMENT AGENCIES (1.1%)
     6,000    Network Rail CP Finance plc*                3.41             09/16/05              5,956,623
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       ANNUALIZED
 PRINCIPAL                                               YIELD
 AMOUNT IN                                             ON DATE OF          MATURITY
 THOUSANDS                 DESCRIPTION                  PURCHASE             DATES               VALUE
----------------------------------------------------------------------------------------------------------
              INSURANCE (0.9%)
$    5,000    Irish Life & Permanent plc*                 3.41%            09/16/05          $   4,963,853
                                                                                             -------------
              INTERNATIONAL BANKS (7.0%)
    10,000    CBA (Delaware) Finance Inc.                 3.59             12/05/05              9,846,053
     5,800    DnB NOR Bank ASA                            3.05             07/14/05              5,793,675
     5,000    Nordea North America, Inc.                  3.64             12/30/05              4,909,758
    10,000    UniCredit Delaware Inc.                     3.09             07/20/05              9,983,797
     7,000    Westpac Capital Corp.                       3.42             11/07/05              6,915,469
                                                                                             -------------
                                                                                                37,448,752
                                                                                             -------------
              MAJOR BANKS (0.9%)
     5,000    PNC Bank NA                                 3.30             08/04/05              4,984,464
                                                                                             -------------
              TOTAL COMMERCIAL PAPER
                (COST $275,214,258)                                                            275,214,258
                                                                                             -------------
              FLOATING RATE NOTES (23.0%)
              BANKING (0.6%)
     3,000    Wells Fargo & Co.                           3.45+            09/06/05++            3,002,871
                                                                                             -------------
              DIVERSIFIED MANUFACTURING (0.9%)
     5,000    General Electric Company                    3.21+            07/25/05++            5,001,379
                                                                                             -------------
              DOMESTIC BANKS (1.9%)
    10,000    SouthTrust Bank, NA                         3.36+            09/01/05++           10,006,211
                                                                                             -------------
              FINANCIAL CONGLOMERATES (0.9%)
     5,000    General Electric Capital Corp.              3.41+            08/03/05++            5,006,919
                                                                                             -------------
              INTERNATIONAL BANKS (7.5%)
    10,000    Barclays Bank plc                           3.21+            07/21/05++            9,998,298
    25,000    HBOS Treasury Services plc*                 3.38+            07/29/05++           25,001,702
     5,000    Royal Bank of Scotland                      3.07+            07/05/05++            4,997,986
                                                                                             -------------
                                                                                                39,997,986
                                                                                             -------------
              INVESTMENT BANKS/BROKERS (11.2%)
    40,000    Banc of America Securities, LLC*            3.52+            07/01/05++           40,000,000
    20,000    Goldman Sachs Group, Inc. (The)*            3.28+            07/14/05++           20,000,000
                                                                                             -------------
                                                                                                60,000,000
                                                                                             -------------
              TOTAL FLOATING RATE NOTES
                (COST $123,015,366)                                                            123,015,366
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       ANNUALIZED
 PRINCIPAL                                               YIELD
 AMOUNT IN                                             ON DATE OF          MATURITY
 THOUSANDS                 DESCRIPTION                  PURCHASE             DATES               VALUE
----------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (19.0%)
$  101,925    Goldman Sachs & Co. (dated 06/30/05;
              proceeds $101,934,768)(a)
              (COST $101,925,000)                         3.45%            07/01/05          $ 101,925,000
                                                                                             -------------
              CERTIFICATES OF DEPOSIT (6.5%)
              INTERNATIONAL BANKS (4.6%)
    15,000    BNP Paribas                                 3.23             09/06/05             15,000,000
    10,000    Deutsche Bank AG                            3.13             07/27/05             10,000,000
                                                                                             -------------
                                                                                                25,000,000
                                                                                             -------------
              MAJOR BANKS (1.9%)
    10,000    Citibank, N.A.                              3.44             09/29/05             10,000,000
                                                                                             -------------
              TOTAL CERTIFICATES OF DEPOSIT
                (COST $35,000,000)                                                              35,000,000
                                                                                             -------------

              TOTAL INVESTMENTS (COST $535,154,624)(b)                         99.9%           535,154,624
              OTHER ASSETS IN EXCESS OF LIABILITIES                             0.1                282,317
                                                                              -----          -------------
              NET ASSETS                                                      100.0%         $ 535,436,941
                                                                              =====          =============

----------
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.
  ++  DATE OF NEXT INTEREST RATE RESET.
  (a) COLLATERALIZED BY FREDDIE MAC 5.50% DUE 01/01/35 VALUED AT $103,963,500.
  (b) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
Investments in securities, at value (cost $535,154,624)
  (including a repurchase agreement of $101,925,000)                                                   $   535,154,624
Cash                                                                                                             4,207
Interest receivable                                                                                            399,409
Prepaid expenses and other assets                                                                               47,416
                                                                                                       ---------------
    TOTAL ASSETS                                                                                           535,605,656
                                                                                                       ---------------
LIABILITIES:
Payable for:
    Dividends to shareholders                                                                                   46,908
    Investment advisory fee                                                                                     43,036
    Administration fee                                                                                          21,518
Accrued expenses and other payables                                                                             57,253
                                                                                                       ---------------
    TOTAL LIABILITIES                                                                                          168,715
                                                                                                       ---------------
    NET ASSETS                                                                                         $   535,436,941
                                                                                                       ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                        $   535,327,641
Accumulated undistributed net investment income                                                                109,300
                                                                                                       ---------------
    NET ASSETS                                                                                         $   535,436,941
                                                                                                       ===============
NET ASSET VALUE PER SHARE,
535,436,941 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)                         $          1.00
                                                                                                       ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                                                        $  17,851,147
                                                                                                       -------------
EXPENSES
Investment advisory fee                                                                                      989,790
Administration fee                                                                                           253,951
Professional fees                                                                                             66,938
Custodian fees                                                                                                46,862
Shareholder reports and notices                                                                               33,640
Registration fees                                                                                             28,494
Trustees' fees and expenses                                                                                   11,505
Transfer agent fees and expenses                                                                               3,144
Other                                                                                                         41,600
                                                                                                       -------------
    TOTAL EXPENSES                                                                                         1,475,924
                                                                                                       -------------
NET INVESTMENT INCOME                                                                                  $  16,375,223
                                                                                                       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR       FOR THE YEAR
                                                                         ENDED             ENDED
                                                                     JUNE 30, 2005      JUNE 30, 2004
                                                                    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $    16,375,223    $     9,737,809
Net realized gain                                                                --              1,245
                                                                    ---------------    ---------------
    NET INCREASE                                                         16,375,223          9,739,054
                                                                    ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                   (16,375,208)        (9,737,824)
Net realized gain                                                                --             (1,245)
                                                                    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                   (16,375,208)        (9,739,069)
                                                                    ---------------    ---------------

Net decrease from transactions in shares of beneficial interest        (400,621,113)      (212,407,462)
                                                                    ---------------    ---------------

    NET DECREASE                                                       (400,621,098)      (212,407,477)

NET ASSETS:
Beginning of period                                                     936,058,039      1,148,465,516
                                                                    ---------------    ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$109,300 AND $109,285, RESPECTIVELY)                                $   535,436,941    $   936,058,039
                                                                    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser has agreed to assume all operating expenses (except brokerage fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2005, aggregated $35,055,485,318 and $35,466,187,689, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          JUNE 30, 2005     JUNE 30, 2004
                                                                         --------------    --------------
Shares sold                                                               3,372,493,472     3,918,519,756
Shares issued in reinvestment of dividends and distributions                 16,351,360         9,744,521
                                                                         --------------    --------------
                                                                          3,388,844,832     3,928,264,277
Shares redeemed                                                          (3,789,465,945)   (4,140,671,739)
                                                                         --------------    --------------
Net decrease in shares outstanding                                         (400,621,113)     (212,407,462)
                                                                         ==============    ==============

5. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------
                                                   2005           2004           2003           2002           2001
                                                ----------     ----------     ----------     ----------     ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ----------     ----------     ----------     ----------     ----------
Net income from investment operations                0.021          0.009          0.014          0.024          0.058

Less dividends from net investment income           (0.021)        (0.009)+       (0.014)+       (0.024)+       (0.058)+
                                                ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                          2.09%          0.91%          1.37%          2.45%          5.95%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                              0.18%          0.18%          0.17%          0.17%          0.19%
Net investment income                                 1.97%          0.91%          1.36%          2.40%          5.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $      535     $      936     $    1,148     $    1,153     $    1,146

----------
+  INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 19, 2005

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                                   TERM OF                                  IN FUND
                                    POSITION(S)   OFFICE AND                                COMPLEX
 NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**   BY TRUSTEE***        HELD BY TRUSTEE
----------------------------------- ----------- -------------- -------------------------- ------------- ----------------------------
Michael Bozic (64)                   Trustee    Since          Private Investor;          197           Director of various
c/o Kramer Levin Naftalis &                     April 1994     Director or Trustee of                   business organizations.
  Frankel LLP                                                  the Retail Funds (since
Counsel to the Independent Trustees                            April 1994) and the
1177 Avenue of the Americas                                    Institutional Funds
New York, NY 10036                                             (since July 2003);
                                                               formerly Vice Chairman of
                                                               Kmart Corporation
                                                               (December 1998-October
                                                               2000), Chairman and Chief
                                                               Executive Officer of
                                                               Levitz Furniture
                                                               Corporation (November
                                                               1995-November 1998) and
                                                               President and Chief
                                                               Executive Officer of
                                                               Hills Department Stores
                                                               (May 1991-July 1995);
                                                               formerly variously
                                                               Chairman, Chief Executive
                                                               Officer, President and
                                                               Chief Operating Officer
                                                               (1987-1991) of the Sears
                                                               Merchandise Group of
                                                               Sears, Roebuck & Co.

Edwin J. Garn (72)                    Trustee   Since          Consultant; Director or    197           Director of Franklin
1031 N. Chartwell Court                         January 1993   Trustee of the Retail                    Covey (time management
Salt Lake City, UT 84103                                       Funds (since January                     systems), BMW Bank of
                                                               1993) and the                            North America, Inc.
                                                               Institutional Funds                      (industrial loan
                                                               (since July 2003); member                corporation), Escrow Bank
                                                               of the Utah Regional                     USA (industrial loan
                                                               Advisory Board of Pacific                corporation), United
                                                               Corp. (Utility Company);                 Space Alliance (joint
                                                               formerly Managing                        venture between Lockheed
                                                               Director of Summit                       Martin and the Boeing
                                                               Ventures LLC (Lobbying                   Company) and Nuskin Asia
                                                               and Consulting Firm)                     Pacific (multilevel
                                                               (2000-2004); United                      marketing); member of the
                                                               States Senator (R-Utah)                  board of various civic
                                                               (1974-1992) and Chairman,                and charitable
                                                               Senate Banking Committee                 organizations.
                                                               (1980-1986), Mayor of
                                                               Salt Lake City, Utah
                                                               (1971-1974), Astronaut,
                                                               Space Shuttle Discovery
                                                               (April 12-19, 1985), and
                                                               Vice Chairman, Huntsman
                                                               Corporation (chemical
                                                               company).

Wayne E. Hedien (71)                  Trustee   Since          Retired; Director or       197           Director of The PMI Group
c/o Kramer Levin Naftalis &                     September      Trustee of the Retail                    Inc. (private mortgage
  Frankel LLP                                   1997           Funds (since September                   insurance); Trustee and
Counsel to the Independent Trustees                            1997) and the                            Vice Chairman of The
1177 Avenue of the Americas                                    Institutional Funds                      Field Museum of Natural
New York, NY 10036                                             (since July 2003);                       History; director of
                                                               formerly associated with                 various other business
                                                               the Allstate Companies                   and charitable
                                                               (1966-1994), most                        organizations.
                                                               recently as Chairman of
                                                               The Allstate Corporation
                                                               (March 1993-December
                                                               1994) and Chairman and
                                                               Chief Executive Officer
                                                               of its wholly-owned
                                                               subsidiary, Allstate
                                                               Insurance Company (July
                                                               1989-December 1994).

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                                   TERM OF                                  IN FUND
                                    POSITION(S)   OFFICE AND                                COMPLEX
 NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**   BY TRUSTEE***        HELD BY TRUSTEE
----------------------------------- ----------- -------------- -------------------------- ------------- ----------------------------
Dr. Manuel H. Johnson (56)           Trustee    Since          Senior Partner, Johnson    197           Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                   July 1991      Smick International,                     (home construction);
888 16th Street, NW                                            Inc., a consulting firm;                 Director of KFX Energy;
Suite 740                                                      Chairman of the Audit                    Director of RBS Greenwich
Washington, D.C. 20006                                         Committee and Director or                Capital Holdings
                                                               Trustee of the Retail                    (financial holding
                                                               Funds (since July 1991)                  company).
                                                               and the Institutional
                                                               Funds (since July 2003);
                                                               Co-Chairman and a founder
                                                               of the Group of Seven
                                                               Council (G7C), an
                                                               international economic
                                                               commission; formerly Vice
                                                               Chairman of the Board of
                                                               Governors of the Federal
                                                               Reserve System and
                                                               Assistant Secretary of
                                                               the U.S. Treasury.

Joseph J. Kearns (62)               Trustee     Since          President, Kearns &        198           Director of Electro Rent
c/o Kearns & Associates LLC                     July 2003      Associates LLC                           Corporation (equipment
PMB754                                                         (investment consulting);                 leasing), The Ford Family
23852 Pacific Coast Highway                                    Deputy Chairman of the                   Foundation, and the UCLA
Malibu, CA 90265                                               Audit Committee and                      Foundation.
                                                               Director or Trustee of
                                                               the Retail Funds (since
                                                               July 2003) and the
                                                               Institutional Funds
                                                               (since August 1994);
                                                               previously Chairman of
                                                               the Audit Committee of
                                                               the Institutional Funds
                                                               (October 2001-July
                                                               2003); formerly CFO of
                                                               the J. Paul Getty Trust.

Michael E. Nugent (69)               Trustee    Since          General Partner of         197           Director of various
c/o Triumph Capital, L.P.                       July 1991      Triumph Capital, L.P., a                 business organizations.
445 Park Avenue                                                private investment
New York, NY 10022                                             partnership; Chairman of
                                                               the Insurance Committee
                                                               and Director or Trustee
                                                               of the Retail Funds
                                                               (since July 1991) and the
                                                               Institutional Funds
                                                               (since July 2001);
                                                               formerly Vice President,
                                                               Bankers Trust Company and
                                                               BT Capital Corporation
                                                               (1984-1988).

Fergus Reid (72)                     Trustee    Since          Chairman of Lumelite       198           Trustee and Director of
c/o Lumelite Plastics Corporation               July 2003      Plastics Corporation;                    certain investment
85 Charles Colman Blvd.                                        Chairman of the                          companies in the JPMorgan
Pawling, NY 12564                                              Governance Committee and                 Funds complex managed by
                                                               Director or Trustee of                   J.P. Morgan Investment
                                                               the Retail Funds (since                  Management Inc.
                                                               July 2003) and the
                                                               Institutional Funds
                                                               (since June 1992).

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                   TERM OF                                  IN FUND
                                    POSITION(S)   OFFICE AND                                COMPLEX
 NAME, AGE AND ADDRESS OF            HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**   BY TRUSTEE***        HELD BY TRUSTEE
----------------------------------- ----------- -------------- -------------------------- ------------- ----------------------------
Charles A. Fiumefreddo (72)         Chairman of Since          Chairman and Director or   197           None.
c/o Morgan Stanley Trust            the Board   July 1991      Trustee of the Retail
Harborside Financial Center,        and Trustee                Funds (since July 1991)
Plaza Two,                                                     and the Institutional
Jersey City, NJ 07311                                          Funds (since July 2003);
                                                               formerly Chief Executive
                                                               Officer of the Retail
                                                               Funds (until September
                                                               2002).

James F. Higgins (57)               Trustee     Since          Director or Trustee of     197           Director of AXA
c/o Morgan Stanley Trust                        June 2000      the Retail Funds (since                  Financial, Inc. and The
Harborside Financial Center,                                   June 2000) and the                       Equitable Life Assurance
Plaza Two,                                                     Institutional Funds                      Society of the United
Jersey City, NJ 07311                                          (since July 2003); Senior                States (financial
                                                               Advisor of Morgan Stanley                services).
                                                               (since August 2000);
                                                               Director of the
                                                               Distributor and Dean
                                                               Witter Realty Inc.;
                                                               previously President and
                                                               Chief Operating Officer
                                                               of the Private Client
                                                               Group of Morgan Stanley
                                                               (May 1999- August 2000),
                                                               and President and Chief
                                                               Operating Officer of
                                                               Individual Securities of
                                                               Morgan Stanley (February
                                                               1997-May 1999).

----------
    * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
   ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
      DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
  *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING
      ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                       POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF               HELD WITH        LENGTH OF
   EXECUTIVE OFFICER                   REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------- ---------------- ----------------- -------------------------------------------------------------
Mitchell M. Merin (51)              President        Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                     Executive Officer of the Investment Adviser and the
                                                                       Administrator; Chairman and Director of the Distributor;
                                                                       Chairman and Director of the Transfer Agent; Director of
                                                                       various Morgan Stanley subsidiaries; President of the
                                                                       Institutional Funds (since July 2003) and President of the
                                                                       Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                       President (since December 2002) of the Van Kampen Closed-End
                                                                       Funds; Trustee and President (since October 2002) of the Van
                                                                       Kampen Open-End Funds.

Ronald E. Robison (66)              Executive Vice   Since             Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas         President and    April 2003        (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020                  Principal                          Incorporated, Morgan Stanley Investment Management Inc. and
                                    Executive                          Morgan Stanley; Managing Director, Chief Administrative
                                    Officer                            Officer and Director of the Investment Adviser and the
                                                                       Administrator; Director of the Transfer Agent; Managing
                                                                       Director and Director of the Distributor; Executive Vice
                                                                       President and Principal Executive Officer of the
                                                                       Institutional Funds (since July 2003) and the Retail Funds
                                                                       (since April 2003); Director of Morgan Stanley SICAV (since
                                                                       May 2004); previously, President and Director of the
                                                                       Institutional Funds (March 2001-July 2003) and Chief Global
                                                                       Operations Officer and Managing Director of Morgan Stanley
                                                                       Investment Management Inc.

Joseph J. McAlinden (62)            Vice President   Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                     Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                       President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                     Vice President   Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                          February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                     Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director of the
                                                                       Investment Adviser and the Administrator; Vice President of
                                                                       the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                       Vice President of the Institutional Funds (since July 2003);
                                                                       Managing Director, Secretary and Director of the
                                                                       Distributor; previously Secretary (February 1997-July 2003)
                                                                       and General Counsel (February 1997-April 2004) of the Retail
                                                                       Funds; Vice President and Assistant General Counsel of the
                                                                       Investment Adviser and the Administrator (February 1997-
                                                                       December 2001).

Amy R. Doberman (43)                Vice President   Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                     Management Inc. and the Investment Adviser, Vice President
                                                                       of the Institutional and Retail Funds (since July 2004);
                                                                       Vice President of the Van Kampen Funds (since August 2004);
                                                                       previously, Managing Director and General Counsel -
                                                                       Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                       and General Counsel, Aeltus Investment Management, Inc.
                                                                       (January 1997-July 2000).

Carsten Otto (41)                   Chief            Since October     Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas         Compliance       2004              Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                  Officer                            Executive Director of the Investment Adviser and Morgan
                                                                       Stanley Investment Management Inc.; formerly Assistant
                                                                       Secretary and Assistant General Counsel of the Morgan
                                                                       Stanley Retail Funds.

                                                           TERM OF
                                       POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF               HELD WITH        LENGTH OF
   EXECUTIVE OFFICER                   REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------- ---------------- ----------------- -------------------------------------------------------------
Stefanie V. Chang (38)              Vice President   Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                     Adviser; Vice President of the Institutional Funds (since
                                                                       December 1997) and the Retail Funds (since July 2003);
                                                                       formerly practiced law with the New York law firm of Rogers
                                                                       & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)               Treasurer and    Treasurer since   Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust            Chief Financial  July 2003 and     Administration (since December 2001); previously, Vice
Harborside Financial Center,        Officer          Chief Financial   President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                           Officer since     Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                September 2002    Administrator (August 2000-November 2001) and Senior Manager
                                                                       at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (59)               Vice President   Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                           Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                             (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                                  Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)                 Secretary        Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                     Adviser; Secretary of the Institutional Funds (since June
                                                                       1999) and the Retail Funds (since July 2003); formerly
                                                                       practiced law with the New York law firms of McDermott, Will
                                                                       & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
    * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
   ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN
      OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

     Of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2005, 0.03% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2005 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                              RA05-00635P-Y06/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                   INSTITUTIONAL
                                                                     MONEY TRUST

                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                                   $     26,935                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                      $        540(2)  $         3,215,745(2)
                   TAX FEES                                $      4,977(3)  $            24,000(4)
                   ALL OTHER FEES                          $         --     $                --
              TOTAL NON-AUDIT FEES                         $      5,517     $         3,239,745

              TOTAL                                        $     32,452     $         3,239,745

           2004

                                                            REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                                   $     25,647                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                      $        452(2)  $         3,225,276(2)
                   TAX FEES                                $      5,304(3)  $           610,053(4)
                   ALL OTHER FEES                          $         --     $                --(5)
              TOTAL NON-AUDIT FEES                         $      5,756     $         3,835,329

              TOTAL                                        $     31,403     $         3,835,329

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                 MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005